Accumulated Other Comprehensive Losses (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Losses [Abstract]
Changes In Each Component Of Accumulated Other Comprehensive Losses

(in millions)	Currency Translation Adjustments	Changes in Net Loss and Prior Service Cost	Ownership Share of SABMiller's Other Comprehensive Earnings	Accumulated Other Comprehensive Losses
Balances, December 31, 2008	$—	$(2,221)	$40	$(2,181)
Period change, before income taxes	3	611	372	986
Deferred income taxes		(236)	(130)	(366)

Balances, December 31, 2009	3	(1,846)	282	(1,561)
Period change, before income taxes	1	58	63	122
Deferred income taxes		(23)	(22)	(45)

Balances, December 31, 2010	4	(1,811)	323	(1,484)
Period change, before income taxes	(2)	(415)	(231)	(648)
Deferred income taxes		164	81	245

Balances, December 31, 2011	$2	$(2,062)	$173	$(1,887)